Schedule of Roll Forward of Notes Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Gross notes outstanding, beginning of period	$ 21,576	$ 20,636
Notes issued	1,353	7,245
Note repayments / redemptions	(2,075)	(6,305)
Gross notes outstanding, end of period	20,854	21,576
Less deferred financing costs, net	(235)	(367)
Notes outstanding, net	$ 20,619	$ 21,209